UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2008 (unaudited)

BONDS & DEBENTURES	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — 27.5%
BOAA 2003-6 CL 1NC2 — 8% 2033	$1,431,132	$1,449,622
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	10,398,796	10,665,005
CWHL 2002-36 CL A20 — 5% 2033	6,450	6,432
Federal Home Loan Mortgage Corporation
1534 CL IA — 3.13% 2023 (floating)	405,294	404,467
1552 CL I — 3.13% 2023 (floating)	657,291	655,944
1669 CL HA — 3.28% 2023 (floating)	187,514	187,418
1671 CL HA — 3.28% 2024 (floating)	2,970,151	2,968,310
1673 CL HB — 3.28% 2024 (floating)	1,000,000	1,007,320
3080 CL MA — 5% 2018	19,642,159	20,120,838
2916 CL MA — 5% 2026	3,314,398	3,362,954
2780 CL MA — 5% 2030	16,206,939	16,447,450
3003 CL KH — 5% 2034	8,155,114	8,223,617
2792 CL PB — 5.5% 2027	18,536,319	18,863,114
2796 CL BA — 5.5% 2029	4,141,808	4,175,647
2805 CL AB — 5.5% 2030	4,139,923	4,213,117
2542 CL PG — 5.5% 2031	31,305,000	32,016,563
3095 CL UA — 5.5% 2032	12,263,610	12,540,154
3241 CL DA — 5.5% 2034	15,325,439	15,697,387
3283 CL PA — 5.5% 2036	21,935,486	22,678,002
3316 CL JP — 5.9% 2031	17,003,575	17,519,804
3152 CL DB — 6% 2030	23,067,000	23,845,511
1591 CL PV — 6.25% 2023	4,093,781	4,245,988
3164 CL QV — 6.5% 2017	15,134,226	15,955,712
2438 CL MF — 6.5% 2031	1,609,401	1,615,147
2198 CL PS — 7% 2029	8,094,495	8,595,949
2328 CL JZ — 7% 2031	8,404,757	8,830,206
3389 CL HT — 7% 2037	19,389,706	22,296,223
2543 CL AD — 8.5% 2016	6,070	6,070
2519 CL ED — 8.5% 2030	335,007	377,898
2626 CL QM — 9% 2018	1,874,625	2,101,811
Federal National Mortgage Association
2003-35 CL MG — 4.5% 2015	14,993,230	15,141,213
2003-W18 CL 1A6 — 5.37% 2043	14,000,000	14,302,260
2006-53 CL PA — 5.5% 2026	16,034,129	16,313,764
2006-21 CL CA — 5.5% 2029	16,582,716	16,925,149
2002-70 CL QG — 5.5% 2031	25,393,708	25,928,499
2003-102 CL EA — 5.5% 2032	1,633,364	1,642,151
2004-52 CL KA — 5.5% 2032	25,560,128	26,308,273
2005-6 CL KA — 5.5% 2032	22,960,960	23,438,318
2002-87 CL N — 5.5% 2032	14,467,846	14,677,196
2005-91 CL KA — 5.5% 2035	10,260,669	10,403,908
2007-42 CL YA — 5.5% 2036	18,622,014	19,005,441
2006-61 CL LU — 6% 2013	7,364,617	7,607,797
2006-66 CL VP — 6% 2015	15,062,200	15,508,644
2003-12 CL AC — 6% 2016	92,237	93,563
1994-24 CL BC — 6% 2029	1,345,177	1,410,203
2005-112 CL NB — 6% 2030	17,960,234	18,489,702
2006-80 CL PD — 6% 2030	15,764,000	16,419,467
2005-118 CL ME — 6% 2032	27,130,000	28,134,081
2006-69 CL PB — 6% 2032	7,835,000	8,148,713
2007-16 CL AB — 6% 2035	23,392,646	24,149,866
2003-59 CL NP — 6.5% 2017	1,794,438	1,902,086
319-18 — 8% 2032	724,120	783,237
2004-W6 — 8% 2034	5,893,436	6,013,132

Government National Mortgage Association II
2008-48 CL A — 3.725% 2029	21,160,475	21,526,763
2004-6 CL C — 4.712% 2025	19,030,000	19,267,875
2005-34 CL B — 4.739% 2029	19,000,000	19,291,080
2004-51 CL B — 4.982% 2024	10,030,000	10,207,092
1999-47 CL Z — 7.5% 2029	1,716,596	1,816,777
JP Morgan MTG Trust 2003-A2 — 4% 2033	393,083	364,777
Wells Fargo Mortgage Backed Securities Tr. 2005-2 CL 1A2 — 8% 2035	15,275,034	15,616,431
TOTAL MORTGAGE-BACKED SECURITIES		$681,911,138
U.S. AGENCIES SECURITIES — 20.5%
Federal Agricultural Mortgage Corporation
— 3.875% 2011	$25,700,000	$27,076,749
— 4.875% 2011†	44,665,000	47,415,917
— 5.5% 2011†	19,600,000	21,401,240
Federal Farm Credit Bank
— 5.25% 2009	49,630,000	50,306,457
— 5.55% 2012	17,440,000	18,452,392
— 5.85% 2016	14,539,000	14,803,901
Federal Home Loan Bank
— 3.5% 2009	15,000,000	15,292,350
— 3.58% 2011	15,000,000	15,218,550
— 3.625% 2011	21,250,000	21,839,900
— 4.75% 2009	75,000,000	75,541,500
— 5.25% 2009	135,780,000	138,137,141
— 5.3% 2011	17,000,000	17,440,640
Federal National Mortgage Association
— 4.25% 2011	24,120,000	24,414,264
— 5.74% 2013	21,250,000	20,887,687
TOTAL U.S. AGENCIES SECURITIES		$508,228,688
MORTGAGE PASS-THROUGH SECURITIES — 10.8%
Federal Home Loan Mortgage Corporation
G11470 — 4.5% 2013	$1,811,354	$1,858,214
B18693 — 4.5% 2015	4,450,033	4,572,809
J02913 — 6% 2016	2,315,282	2,393,191
G12261 — 6% 2016	3,425,947	3,549,007
J03433 — 6% 2016	7,673,579	7,934,864
E02206 — 6% 2016	2,332,652	2,412,592
J03602 — 6% 2016	883,169	913,153
J03666 — 6% 2016	727,952	752,841
J03856 — 6% 2016	1,328,071	1,373,597
J04028 — 6% 2016	1,361,185	1,409,738
J04095 — 6% 2017	3,619,405	3,749,052
J04191 — 6% 2017	985,713	1,019,917
G12661 — 6% 2017	9,444,854	9,786,097
G12648 — 6% 2017	1,445,285	1,496,911
J04756 — 6% 2017	1,342,730	1,391,458
J04809 — 6% 2017	1,024,609	1,061,146
J04845 — 6% 2017	1,881,130	1,949,152
J05642 — 6% 2017	6,448,726	6,696,421
E02330 — 6% 2017	2,042,021	2,111,388
A26942 — 6.5% 2034	2,208,780	2,298,501
G08107 — 6.5% 2036	9,141,050	9,443,619
A43431 — 6.5% 2036	3,780,928	3,927,250
P21237 — 6.5% 2036	1,202,629	1,242,424
P50543 — 6.5% 2037	766,731	792,102
Federal National Mortgage Association
254681 — 4.5% 2013	1,340,305	1,371,923
255175 — 4.5% 2014	2,330,170	2,389,380
725492 — 5.5% 2014	2,125,566	2,177,600
255356 — 5.5% 2014	6,526,191	6,698,156
865963 — 5.939% 2036	13,334,256	13,795,221

253997 — 6% 2011	662,823	674,343
725258 — 6% 2012	3,659,951	3,737,212
256266 — 6% 2016	3,958,669	4,084,277
256385 — 6% 2016	794,503	820,261
256502 — 6% 2016	1,729,153	1,786,215
256547 — 6% 2016	12,021,452	12,418,521
256560 — 6% 2017	12,511,219	12,926,842
928002 — 6% 2017	1,479,295	1,528,955
256632 — 6% 2017	4,162,123	4,302,095
928100 — 6% 2017	1,170,838	1,210,096
256683 — 6% 2017	7,874,031	8,139,701
928128 — 6% 2017	1,306,484	1,350,761
928249 — 6% 2017	1,910,502	1,976,605
256743 — 6% 2017	3,175,176	3,284,974
256794 — 6% 2017	6,778,200	7,014,556
256838 — 6% 2017	235,858	244,146
256869 — 6% 2017	14,078,696	14,577,504
381567 — 6.12% 2009	2,476,853	2,497,386
820812 — 6.5% 2035	1,123,104	1,166,209
840325 — 6.5% 2035	2,653,339	2,755,174
844274 — 6.5% 2035	4,125,954	4,284,308
844613 — 6.5% 2035	3,220,929	3,344,548
846597 — 6.5% 2035	2,942,166	3,054,969
848420 — 6.5% 2035	6,817,490	7,078,873
845365 — 6.5% 2036	9,533,406	9,898,917
848270 — 6.5% 2036	1,436,108	1,491,168
850655 — 6.5% 2036	5,829,712	6,052,815
851095 — 6.5% 2036	4,969,940	5,159,742
865176 — 6.5% 2036	7,888,512	8,190,405
872740 — 6.5% 2036	592,052	615,515
886320 — 6.5% 2036	531,831	548,552
893835 — 6.5% 2036	853,070	879,890
894362 — 6.5% 2036	1,444,660	1,489,936
894363 — 6.5% 2036	1,242,362	1,281,298
906417 — 6.5% 2036	2,253,254	2,323,758
909540 — 6.5% 2037	2,141,031	2,207,917
923306 — 6.5% 2037	1,425,573	1,469,808
918264 — 6.5% 2037	3,569,386	3,679,609
323282 — 7.5% 2028	981,139	1,038,035
Government National Mortgage Association
782281 — 6% 2023	15,474,047	16,072,119
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$267,225,739
SHORT-TERM U.S. TREASURY SECURITIES — 5.8%
U.S. Treasury Bills
— 0% 2/19/09	$95,000,000	$94,997,464
— 0% 2/26/09	50,000,000	49,996,180
TOTAL SHORT-TERM U.S. TREASURY SECURITIES		$144,993,644
DERIVATIVE SECURITIES — 4.5%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2558 CL JW — 5.5% 2022	$11,937,255	$1,395,465
217 — 6.5% 2032	1,948,000	414,807
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	12,406,297	1,861,193
323 CL 1 — 5.5% 2032	2,799,382	588,262
1994-17 CL JB — 6.5% 2009	1,363	0
Government National Mortgage Association
2005-9 — 0.73909% 2045 (Floating)	30,649,023	1,238,527
2004-108 — 0.74% 2044 (Floating)	39,767,253	1,513,020
2006-5 — 0.78042% 2046 (Floating)	102,568,920	4,797,148

2006-30 — 0.78278% 2046 (Floating)	26,568,508	1,376,249
2002-56 — 0.80218% 2042 (Floating)	1,281,754	26,827
2006-15 — 0.81932% 2046 (Floating)	30,864,464	1,398,777
2007-15 — 0.82074% 2047 (Floating)	53,059,455	3,147,487
2005-90 — 0.86655% 2045 (Floating)	125,452,767	5,743,228
2004-43 — 0.8844% 2044 (Floating)	151,841,040	4,922,971
2006-55 — 0.90173% 2046 (Floating)	111,722,787	5,955,942
2005-50 — 0.90936% 2045 (Floating)	2,410,338	116,371
2004-10 — 0.9213% 2044 (Floating)	160,496,603	5,266,295
2007-4 — 0.945% 2047 (Floating)	58,100,056	3,437,199
2007-34 — 0.95456% 2047 (Floating)	61,739,041	3,745,708
2006-67 — 1.00823% 2046 (Floating)	77,047,110	4,344,686
2008-78 — 1.03972% 2048 (Floating)	151,093,186	8,950,760
2008-48 — 1.04059% 2048 (Floating)	166,683,590	9,047,585
2008-92 — 1.04724% 2048 (Floating)	152,145,175	9,715,991
2007-77 — 1.06251% 2047 (Floating)	62,060,533	3,781,969
2007-55 — 1.07748% 2047 (Floating)	159,726,672	10,014,862
2008-45 — 1.16046% 2048 (Floating)	165,435,512	9,540,666
2008-8 — 1.20691% 2048 (Floating)	57,445,345	3,479,465
2008-24 — 1.23358% 2047 (Floating)	77,632,179	4,921,104
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation 217 — 6.5% 2032	1,948,000	1,609,282
TOTAL DERIVATIVE SECURITIES		$112,351,846
U.S. TREASURY SECURITIES — 3.7%
U.S. Treasury Inflation-Indexed Notes
— 0.875% 2010	$24,060,713	$22,622,710
— 2% 2012	28,902,879	28,173,533
— 2.375% 2011	19,646,640	19,195,381
— 3.375% 2012	22,354,489	22,111,733
TOTAL U.S. TREASURY SECURITIES		$92,103,357
CORPORATE BONDS & DEBENTURES — 2.2%
Bayerische Landesbank — 1.17% 2009 (floating)†	$21,000,000	$20,889,120
Michaels Stores, Inc. — 3.775% 2013 (floating)	10,583,003	5,291,502
Qwest Communications International, Inc. — 5.64875% 2009 (floating)	8,015,000	7,974,925
Toyota Motor Credit Corporation — 5.74% 2013	21,000,000	20,681,010
TOTAL CORPORATE BONDS & DEBENTURES		$54,836,557

TOTAL INVESTMENT SECURITIES — 75.0% (Cost $1,842,313,894)		$1,861,650,969
SHORT-TERM INVESTMENTS — 23.7% (Cost $588,813,522)
General Electric Capital Corporation — 0.02% 1/2/09	$43,349,000	$43,348,976
Toyota Motor Credit Corporation — 2% 1/5/09	50,412,000	50,400,798
Chevron Funding Corporation — 0.1% 1/6/09	55,000,000	54,999,236
U.S. Treasury Bill — 0.1% 1/8/09	52,233,000	52,231,984
General Electric Capital Corporation — 0.4% 1/9/09	61,781,000	61,775,509
Chevron Corporation — 1.05% 1/12/09	87,432,000	87,403,949
Federal Home Loan Bank Discount Note — 0.5% 1/14/09	44,817,000	44,808,908
Chevron Funding Corporation — 0.22% 1/20/09	46,548,000	46,542,595
Federal Home Loan Bank Discount Note — 0.1% 1/22/09	50,000,000	49,997,083
Toyota Motor Credit Corporation — 0.75% 1/30/09	47,336,000	47,307,401
Federal Home Loan Bank Discount Note — 0.05% 2/12/09	50,000,000	49,997,083
TOTAL SHORT-TERM INVESTMENTS		$588,813,522

TOTAL INVESTMENTS — 98.7% (Cost $2,431,127,416) — NOTE 2		$2,450,464,491
Other assets and liabilities, net — 1.3%		33,532,544
TOTAL NET ASSETS — 100.0%		$2,483,997,035

†                  Restricted security purchased without registration under the

Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration.  The Federal Agricultural Mortgage Corporation 4.875% note due 2011, the Federal Agricultural Mortgage Corporation 5.5% due 2011 and the Bayerische Landesbank 1.17% note due 2009 constituted 3.6% of total net assets at December 31, 2008.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on October 1, 2007. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund's determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of December 31, 2008:

Level 1 – Quoted Prices	$237,097,001
Level 2 – Other significant observable inputs**	2,213,367,490
Level 3 – Significant unobservable inputs	—
Total investments	$2,450,464,491

** Includes $588,813,522 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$26,654,353
Gross unrealized depreciation:	(7,317,278)
Net unrealized appreciation:	$19,337,075

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date: February 26, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: February 26, 2009